PROPERTY, PLANT AND EQUIPMENT (Schedule of Additional Information on Right-of-use Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	$ 395	$ 2,699
Depreciation Member
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	(273)	(455)
Accumulated impairment Charge [member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	(2,016)	(248)
Buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	229	2,482
Buildings [Member] | Depreciation Member
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	(196)	(398)
Buildings [Member] | Accumulated impairment Charge [member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	(1,930)	(48)
Computer equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	166	217
Computer equipment [Member] | Depreciation Member
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	(51)	(40)
Computer equipment [Member] | Accumulated impairment Charge [member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	0	0
Plant and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	0	0
Plant and equipment [Member] | Depreciation Member
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	(26)	(17)
Plant and equipment [Member] | Accumulated impairment Charge [member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	$ (86)	$ (200)